Share - Based Compensation Textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 11 months
Aggregate number of shares of common stock awarded under the 2007 Plan	2,000
Shares available for future grants	1,648
Performance shares, goal reaching period, tied to Company’s EBITDA	1 year
Compensation expense	$ 5,761	$ 6,366	$ 5,631
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	3 years
Stock Options and Stock Appreciation Rights [ Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 6 months
Weighted-average remaining contractual terms for SARs/stock options outstanding	6 years 4 months
Weighted-average remaining contractual terms for SARs/stock options exercisable	5 years
Aggregate intrinsic values of SARs and stock options outstanding	21,104
Aggregate intrinsic values of SARs/stock options exercisable	14,958
Aggregate intrinsic value of the SARs/stock options exercised	7,135	13,747	18,526
Total fair value of shares vested	2,135	4,266	2,645
Compensation expense	2,317	2,058	2,473
Long-Term Performance Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			1,020
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 9 months
Shares available for future grants	70
Compensation expense	1,074	1,983	1,705
Share-based compensation arrangement by share-based payment award, award vesting period	3 years
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	1 year
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
Restricted stock and Restricted Stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 5 months
Compensation expense	$ 2,370	$ 2,325	$ 1,453